Right-of-use-assets - Summary of amounts recognized in statement of net income loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Presentation of leases for lessee [abstract]
Depreciation charge of right-of-use assets	€ 13,227
Interest on lease liabilities	2,635
Expenses relating to short-term leases	1,090
Expenses relating to leases of low-value assets, excluding short-term leases of low-value	132
Total	€ 17,084	€ 0	€ 0